LEASES - Schedule of Operating Right-of-Use Assets and Operating Lease Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Leases [Abstract]
Operating lease right-of-use assets, net	$ 27,361	$ 0
Operating lease liabilities, current	1,481	0
Operating lease liabilities, non-current	25,914	$ 0
Total operating lease liabilities	$ 27,395
Weighted average remaining lease term (years)	10 years 5 months 23 days
Weighted average discount rate for lease liabilities	4.50%